Property, Plant and Equipment and Intangible Assets	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment and Intangible Assets [Abstract]
Property, Plant and Equipment and Intangible Assets
7.
PROPERTY, PLANT AND EQUIPMENT AND INTANGIBLE ASSETS

Movements in property, plant and equipment and intangible assets during the six months ended June 30, 2026 are outlined below:

(in USD and thousands)	River Vessels & Equipment	Ocean and Expedition Ships & Equipment	River Vessels under Construction	Ocean Ships under Construction	Land and Other Fixed Assets	Intangible Assets, including Goodwill	Total
Cost as of January 1, 2026	$2,927,062	$5,099,693	$441,516	$522,851	$114,064	$184,744	$9,289,930
Additions	33,293	422,687	147,333	650,476	4,571	18,493	1,276,853
Disposals	(2,555)	(5,376)	—	—	(284)	(5,357)	(13,572)
Reclassified between assets	124,026	539,784	(124,026)	(539,784)	—	—	—
Reclassification and other	—	648	—	—	—	—	648
Effect of currency translation	(2,925)	6,916	(422)	—	(1,018)	19	2,570
Cost as of June 30, 2026	$3,078,901	$6,064,352	$464,401	$633,543	$117,333	$197,899	$10,556,429
Accumulated depreciation, amortization and impairment as of January 1, 2026	$(1,143,408)	$(726,116)	$—	$—	$(67,323)	$(97,999)	$(2,034,846)
Depreciation and amortization	(40,581)	(83,183)	—	—	(2,422)	(14,354)	(140,540)
Depreciation and amortization of disposals	578	1,102	—	—	260	5,357	7,297
Reclassification and other	—	(648)	—	—	—	—	(648)
Effect of currency translation	1,055	(16)	—	—	363	(12)	1,390
Accumulated depreciation, amortization and impairment as of June 30, 2026	$(1,182,356)	$(808,861)	$—	$—	$(69,122)	$(107,008)	$(2,167,347)
Net book value
As of January 1, 2026	$1,783,654	$4,373,577	$441,516	$522,851	$46,741	$86,745	$7,255,084
As of June 30, 2026	$1,896,545	$5,255,491	$464,401	$633,543	$48,211	$90,891	$8,389,082

River vessels

In 2012, the Group launched the Longship series of vessels. As of June 30, 2026, the Group’s river fleet consisted of 92 river vessels, of which 61 are Longships, 13 are small classes based on the Longship design, 15 are other river vessels and three are river vessel charters, including the Viking Mississippi.

During the six months ended June 30, 2026, additions to river vessels and equipment included $33.3 million in improvements to river vessels.

During the six months ended June 30, 2026, there were $147.3 million in additions to river vessels under construction primarily related to progress payments for vessels scheduled for delivery between 2026 and 2028 and capitalized interest of $11.5 million. See Note 14. During the six months ended June 30, 2026, the Group reclassified $124.0 million from river vessels under construction to river vessels and equipment in conjunction with the delivery of three river vessels.

Ocean and expedition ships

In 2015, the Group took delivery of its first ocean ship and as of June 30, 2026, the Group had a fleet of 13 ocean ships, including the Viking Mira, which was delivered in May 2026.

In 2021, the Group took delivery of its first expedition ship, which is designed for sailings in the polar regions and the Great Lakes of North America. As of June 30, 2026, the Group had a fleet of two expedition ships.

In the first quarter of 2026, the Group acquired the Viking Yidun from China Merchants Viking Cruises Limited (“CMV”), a related party. See Note 17. During the six months ended June 30, 2026, the Group capitalized $422.7 million in ocean and expedition ships and equipment, of which $408.2 million related to the acquisition of the Viking Yidun in March 2026 and the remainder related to improvements to ocean and expedition ships.

During the six months ended June 30, 2026, the Group capitalized $650.5 million in ocean ships under construction primarily related to progress payments for ships scheduled for delivery between 2026 and 2031 and capitalized interest of $12.1 million. The Group reclassified $539.8 million from ocean ships under construction to ocean and expedition ships and equipment in conjunction with the delivery of the Viking Mira in May 2026.

The Group did not identify any impairment indicators related to property, plant and equipment and intangible assets as of June 30, 2026 and December 31, 2025. The Group’s conclusions regarding the valuation of its property, plant and equipment and intangible assets (including goodwill) may change in future periods if factors or circumstances cause the Group to revise its assumptions in future periods, such as inflation or increased interest rates. The Group’s future cash flows may be impacted by climate related risks, including environmental changes or more stringent environmental regulations. Such changes may impact accounting estimates in future periods, which incorporate forecasted financial performance.